Federated Hermes MDT Small Cap Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.54%
Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.05%	7.29%	7.14%
Morningstar Small Value Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.66%	9.18%	7.35%
A
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	8.20%	6.33%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.81%	6.55%	4.43%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.42%	6.20%	4.53%
C
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	8.58%	6.28%
R
Prospectus [Line Items]
Average Annual Return, Percent		9.55%	9.35%	6.87%
IS
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	9.70%	7.20%
R6
Prospectus [Line Items]
Average Annual Return, Percent		10.00%	9.77%	7.22%

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.